OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER LONG-TERM LIABILITIES

13.	OTHER LONG-TERM LIABILITIES

		December 31, 2023	December 31, 2022
		$	$
Term loan	(a)	8,880	—
Lease obligation	(b)	1,655	1,883
Vehicles		42	69
Less: Current portion		(1,222)	(449)
		9,355	1,503

a)	Term loan

During the six months ended June 30, 2023, the Company secured a financing with a lender for proceeds of $9,000 to fund working capital and capital expenditures as the Company begins production of the VMC 1200 class 3 electric truck at its facility in Ferndale, Washington. The loan is secured by the assets of the Company and bears interest at a rate of prime plus 3.75% or 5% depending on the Company’s full year EBITDA as defined in the contract. For the first year of the loan only interest is payable; principal is to be repaid over the remaining six years until maturity on May 20, 2030. The Company incurred transaction costs of $132. Per the terms of the credit facility, the Company must maintain minimum EBITDA targets and certain production targets. As at December 31, 2023, the Company is in compliance with all covenants.

During the year ended December 31, 2023, the Company incurred $1,069 of interest expense on this loan. The Company also recorded $120 in deferred financing fees against the carrying value of the loan for a net balance at December 31, 2023 of $8,880.

b)	Lease Obligation

Minimum lease payments in respect of lease liabilities for the right-of-use assets included in property, plant and equipment (Note 7) and the effect of discounting are as follows:

December 31, 2023
$
Undiscounted minimum lease payments:
Less than one year	523
One to two years	533
Two to three years	523
Three to six years	198
1,777
Effect of discounting	(122)
Present value of minimum lease payments – total lease liability	1,655
Less: Current portion	(464)
Long-term lease liabilities	1,191

The Company has lease agreements for office and warehouse facilities expiring March 31, 2027 and May 31, 2027. The Company also has lease agreements for vehicles expiring on November 30, 2025, November 1, 2027 and February 15, 2029.